BASIS OF PREPARATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Carbon Credits (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Other payables	$ 4,921	$ 205
Receivable from charterers	1,807	$ 0
Carbon credit
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Other payables	$ 1,800